Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Trade and other payables [Abstract]
Schedule of Trade and Other Payables

Amounts in US$ ‘000	2022	2021
V.A.T	8,513	7,473
Trade payables	102,125	86,672
Customer advance payments	481	426
Other short-term advance payments (a)	—	1,558
Staff costs to be paid	9,306	17,973
Royalties to be paid	9,403	7,347
Taxes and other debts to be paid	8,963	6,651
To be paid to co-venturers (Note 34)	2,815	953
	141,606	129,053
Classified as follows:
Current	141,606	127,513
Non-current	—	1,540
(a)	Advance payment collected in relation with the sale of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks (see Note 36.3.1).